Capital Stock Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Warrant Activity
	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2019	174,250,000	$0.04	174,250,000	$0.04
Issued	-	-	-	-
Exercised	-	-	-
Expired	-	-	-	-
Outstanding March 31, 2020	174,250,000	$0.04	174,250,000	$0.04

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2018	-	$-	-	$-
Issued	174,250,000	$0.04	174,250,000	$0.04
Exercised	-	-	-
Expired	-	-	-	-
Outstanding December 31, 2019	174,250,000	$0.04	174,250,000	$0.04